Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation

NOTE 9. SHARE-BASED COMPENSATION
The Company has a share-based compensation plan (the “Plan”) for key employees and service providers. Under the Plan, options issued have no voting rights and vest proportionately over periods ranging from the grant date to four years from the issuance date. Stock options exercised are converted to SVS. The maximum number of shares issued under the Plan shall not exceed 10% of the issued and outstanding shares.
A summary of the status of the options outstanding consisted of the following:

(Shares in thousands)	Number of stock options outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – December 31, 2021	23,610	$5.54	7.70	$53,455
Granted	7,649	3.77
Exercised	(1,631)	1.51
Forfeited	(4,100)	7.27
Outstanding - December 31, 2022	25,528	$5.00	7.54	$921
Exercisable - December 31, 2022	14,027	$4.32	6.42	$921
During the years ended December 31, 2022 and 2021, options were exercised for gross proceeds of $2.9 million and $3.7 million, respectively.
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31, 2022 and 2021:

(In thousands, except per share data)	2022	2021
Weighted average grant date fair value (per share) of stock option units granted	$2.59	$7.39
Intrinsic value of stock option units exercised, using market price at exercise date	$5,106	$21,131

Weighted average stock price of options on the dates on which options were exercised during the years ended December 31, 2022 and 2021 was $4.64 and $10.13 per option, respectively.
The fair value of stock options granted under the Plan during the years ended December 31, 2022 and 2021, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2022	2021
Risk-free annual interest rate	1.4% to 3.0%	0.4% to 1.2%
Expected annual dividend yield	0%	0%
Expected stock price volatility	74.9% to 80.4%	67.0% to 82.2%
Expected life of stock options	5.5 to 7.0 years	5.0 to 7.0 years
Forfeiture rate	7.2% to 28.0%	7.5% to 24.9%
Fair value at grant date	$1.23 to $4.90	$4.47 to $8.78
Stock price at grant date	$1.81 to $6.91	$6.62 to $13.10
Exercise price range	$1.81 to $6.91	$6.62 to $13.10
Volatility was estimated by using the average historical volatility of comparable companies from a representative group of direct and indirect peers of publicly traded companies, as the Company and the cannabis industry have minimal historical share price history available. An increase in volatility would result in an increase in fair value at grant date. The expected life in years represents the period of time that options issued are expected to be outstanding. The risk-free rate is based on U.S. treasury bills with a remaining term equal to the expected life of the options. The forfeiture rate is estimated based on historical forfeitures experienced by the Company.
Restricted Stock Units
The Company has an RSU program to provide employees an additional avenue to participate in the successes of the Company. The fair value of RSUs granted was determined by the fair value of the Company’s share price on the date of grant.
A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted average fair value	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – December 31, 2021	1,093	$8.83	3.50	$9,657
Granted	4,438	5.36
Vested and settled	(452)	5.31
Forfeited	(821)	6.46
Outstanding - December 31, 2022	4,258	$5.71	4.00	$24,330

The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Total fair value of RSUs vested, using market price at vest date	$2,396	$4,783

Replacement Awards
During the second quarter of 2021, the Company granted replacement RSUs in connection with the Bluma acquisition. Upon closure of the acquisition, the Company accelerated the vesting of all replacement RSUs, recognizing $2.1 million in post combination expense.
Other Share Issuances
During the year ended December 31, 2021, the Company issued replacement shares to existing holders of vested and unissued Bluma RSUs as of the acquisition date and a subscription award as compensation to a former member of key management personnel. A summary of the share movement is provided below:

(In thousands, except per share data)	Shares issued	Fair value (per share)	Compensation expense
Bluma replacement shares	814	$12.17	$239
Subscription award	62	$11.25	$694

Expense Attribution
The Company recorded compensation expense for option awards in the amount of $13.7 million and $20.7 million for the years ended December 31, 2022 and 2021, respectively. Unrecognized compensation expense as of December 31, 2022 for unvested option awards was $17.4 million and will be recorded over the course of the next four years.
The following table sets forth the classification of stock-based compensation expense related to options awards for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Cost of goods sold	$1,984	$2,958
Selling, general and administrative expense	11,749	17,743
Total compensation expense for option awards	$13,733	$20,701

The Company recorded compensation expense for RSU awards in the amount of $10.0 million and $4.6 million for the years ended December 31, 2022 and 2021, respectively. Unrecognized compensation expense as of December 31, 2022 is $8.9 million and will be recognized over the course of the next four years.

The following table sets forth the classification of stock-based compensation expense related to RSU awards for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Cost of goods sold	$2,097	$579
Selling, general and administrative expense	7,914	3,985
Total compensation expense for RSU awards	$10,011	$4,563

As of December 31, 2022 and 2021, ending inventory includes $1.7 million and $1.2 million capitalized compensation expense related to both options and RSUs, respectively. For both of the years ended December 31, 2022 and 2021, $3.6 million and $2.5 million, respectively, of compensation expense was recorded to Cost of goods sold, which includes $1.2 million and $0.2 million, respectively, related to compensation expense capitalized to inventory in prior years.